UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-09703______

_______BCT Subsidiary, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BCT Subsidiary, Inc.

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005

BCT Subsidiary, Inc.

	Principal
	Amount
Rating[1]	(000)	Description	Value

		LONG-TERM INVESTMENTS—161.6%
		Mortgage Pass-Through Securities—1.7%
		Federal National Mortgage Assoc.,
	$ 553	5.50%, 1/01/17 - 2/01/17	$ 571,152
	16	6.50%, 7/01/29	17,140

		Total Mortgage Pass-Through Securities	588,292

		Agency Multiple Class Mortgage Pass-Through Securities—9.1%
		Federal Home Loan Mortgage Corp.,
	54	Ser. 1512, Class H, 6.50%, 2/15/08	54,695
	400	Ser. 1534, Class IG, 5.00%, 2/15/10	402,237
	2,000	Ser. 1598, Class J, 6.50%, 10/15/08	2,110,320
	93	Federal National Mortgage Assoc., 8.75%, Ser. 13, Class SJ, 2/25/09	94,504
	100	Ser. 22, Class GN, 6.50%, 8/25/31	102,800
	59	Ser. 43, Class E, 7.50%, 4/25/22	60,772
	283	Government National Mortgage Assoc., Remic Trust 2000, Class 16, 3.13%, 12/16/27	284,366

		Total Agency Multiple Class Mortgage Pass-Through Securities	3,109,694

		Inverse Floating Rate Mortgage Securities—4.7%
	267	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 17.668%, 11/25/23	266,890
		Federal Home Loan Mortgage Corp.,
	336	Ser. 1425, Class SB, 17.959%, 12/15/07	383,280
	18	Ser. 1506, Class S, 16.31%, 5/15/08	20,148
	106	Ser. 1515, Class S, 16.639%, 5/15/08	121,450
	69	Ser. 1618, Class SA, 8.25%, 11/15/08	69,328
	28	Ser. 1621, Class SH, 10.143%, 11/15/22	28,450
	73	Ser. 1661, Class SB, 16.494%, 1/15/09	80,800
		Federal National Mortgage Assoc.,
	244	Ser. 187, Class SB, 19.479%, 10/25/07	276,286
	123	Ser. 190, Class S, 18.12%, 11/25/07	137,251
	227	Ser. 214, Class SH, 11.76%, 12/25/08	231,905

		Total Inverse Floating Rate Mortgage Securities	1,615,788

		Interest Only Mortgage-Backed Securities—11.8%
		Federal Home Loan Mortgage Corp.,
	93	Ser. 1114, Class J, 7/15/06	1,621
	33	Ser. 1285, Class M, 5/15/07	573
	620	Ser. 1645, Class IB, 9/15/08	35,183
	1,970	Ser. 2523, Class EH, 4/15/20	255,363
	1,669	Ser. 2543, Class IJ, 10/15/12	89,554
	1,570	Ser. 2543, Class IM, 9/15/12	71,175
	5,419	Ser. 2572, Class IT, 5/15/19	114,169
	3,252	Ser. 2633, Class PI, 3/15/12	155,107
	3,813	Ser. 2672, Class TP, 9/15/16	148,001
	5,605	Ser. 2739, Class PI, 3/15/22	674,137
	2,550	Ser. 2775 Class UB, 12/15/17	194,106
	5	Ser. 2822, Class WZ, 7/15/19	5,206
		Federal National Mortgage Assoc.,
	296	Ser. 8, Class HA, 1/25/08	37,511
	3,000	Ser. 13, Class IG, 10/25/22	249,540
	17	Ser. 39, Class PE, 1/25/23	167
	802	Ser. 49, Class L, 4/25/13	63,813
	657	Ser. 51, Class K, 4/25/07	54,139
	431	Ser. 69, Class AZ, 6/25/19	431,280
	12,992	Ser. 70, Class ID, 4/25/22	1,303,227
	62	Ser. 72, Class H, 7/25/06	4,986
	1,368	Ser. 82, Class IR, 9/25/12	68,518
	154	Ser. 223, Class PT, 10/25/23	14,144
	5	Ser. G-21, Class L, 7/25/21	7,706
	15	PNC Mortgage Securities Corp., Ser. 8, Class 4-X, 10/25/28	653
	21,782	Vendee Mortgage Trust, Ser. 1, 10/15/31	26,574

		Total Interest Only Mortgage-Backed Securities	4,006,453

BCT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Collateralized Mortgage Obligation Residuals—0.1%
	$ 5		Federal National Mortgage Assoc., Ser. 174, Class S, 9/25/22	$ 19,499

			Principal Only Mortgage-Backed Securities—0.1%
Aaa	38		Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 10/23/17	34,981

			Commercial Mortgage-Backed Securities—2.2%
AAA	700	[2]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	737,520

			Asset-Backed Securities—0.0%
NR	235	[2,3,4]	Global Rated Eligible Asset Trust,
			Ser. A, Class 1, 7.33%, 9/15/07	2,351
			Structured Mortgage Asset Residential Trust,
NR	569	[3,4]	Ser. 2, 8.24%, 3/15/06	2,843
NR	630	[3,4]	Ser. 3, 8.724%, 4/15/06	3,150

			Total Asset-Backed Securities	8,344

			Corporate Bonds—11.8%
			Basic Materials—3.6%
A+	1,000		Dow Capital BV, 9.20%, 6/01/10 (Netherlands)	1,210,330

			Energy—1.6%
BBB+	500	[2]	Israel Electric Corp., Ltd., 7.25%, 12/15/06, (Israel)	529,340

			Financial Institutions—4.9%
AA-	1,000	[5]	Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,184,330
AA+	500		UBS PaineWebber Group, Inc., 8.875%, 3/15/05	503,145

				1,687,475

			Telecommunications—1.5%
A	500		ALLTEL Corp., 7.50%, 3/01/06	521,580

			Transportation—0.2%
CCC	100		American Airlines, Inc., 10.44%, 3/04/07	83,625

			Total Corporate Bonds	4,032,350

			U.S. Government and Agency Securities—110.3%
	206		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	214,159
	27,000	[5]	U.S. Treasury Bond, zero coupon, 11/15/09	22,519,728
			U.S. Treasury Notes,
	3,200	[5]	3.50%, 11/15/06	3,215,001
	5,500		4.375%, 8/15/12	5,646,080
	1,700		5.75%, 11/15/05	1,737,254
	3,550		6.00%, 8/15/09	3,896,679
	385		6.625%, 5/15/07	412,822

			Total U.S. Government and Agency Securities	37,641,723

			Taxable Municipal Bonds—9.8%
AAA	500		Fresno California Pension Oblig., 7.80%, 6/01/14	618,485
AAA	500		Kern County California Pension Oblig., 6.98%, 8/15/09	558,355
			Los Angeles Cnty. California Pension Oblig.,
AAA	1,000		Ser. A, 8.62%, 6/30/06	1,072,290
AAA	500		Ser. D, 6.97%, 6/30/08	546,855
AAA	500		Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	540,745

			Total Taxable Municipal Bonds	3,336,730

			Total Long-Term Investments (cost $53,938,329)	55,131,374

			SHORT-TERM INVESTMENTS—1.8%
			U.S. Government and Agency Bonds—1.8%
	600		Federal Home Loan Bank, zero coupon, 2/01/05 (cost $600,000)	600,000

			Total investments—163.4% (cost $54,538,329)	$ 55,731,374
			Liabilities in excess of other assets—(63.4)%	(21,618,519)

			Net Assets—100%	$ 34,112,855

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 3.7% of its net assets, with a current market value of $1,269,211, in securities restricted as to resale.
[3]	Security is fair valued.
[4]	Illiquid securities representing 0.02% of net assets.
[5]	Entire of partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BCT Subsidiary, Inc. ___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005